Right-of-use assets (Details) - Schedule of right-of-use asset - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Right-of-use assets (Details) - Schedule of right-of-use asset [Line Items]
First-time adoption		R$ 92,794
New contracts	R$ 5,075	28,966
Lease modification	(4,200)	4,693
(-) Depreciation / Amortization	(21,892)	(25,638)
Exchange rate variation	(44)	278
Ending balance, net	80,032	101,093
Opening balance	101,093
Total cost	127,562	126,731
Cumulative depreciation	(47,530)	(25,638)
Land – Farms [Member]
Right-of-use assets (Details) - Schedule of right-of-use asset [Line Items]
First-time adoption		87,209
New contracts		28,365
Lease modification	(3,745)	6,873
(-) Depreciation / Amortization	(19,742)	(23,335)
Exchange rate variation		251
Ending balance, net	R$ 75,876	99,363
Annual depreciation rates (weighted average) - %	10.00%
Opening balance	R$ 99,363
Total cost	118,953	122,698
Cumulative depreciation	(43,077)	(23,335)
Buildings and Improvements [Member]
Right-of-use assets (Details) - Schedule of right-of-use asset [Line Items]
First-time adoption		538
New contracts	1,194
Lease modification		331
(-) Depreciation / Amortization	(252)	(580)
Exchange rate variation	(9)	3
Ending balance, net	R$ 1,225	292
Annual depreciation rates (weighted average) - %	3.00%
Opening balance	R$ 292
Total cost	2,057	872
Cumulative depreciation	(832)	(580)
Vehicles and Agricultural Machinery [Member]
Right-of-use assets (Details) - Schedule of right-of-use asset [Line Items]
First-time adoption		5,047
New contracts	3,881	601
Lease modification	(455)	(2,511)
(-) Depreciation / Amortization	(1,898)	(1,723)
Exchange rate variation	(35)	24
Ending balance, net	R$ 2,931	1,438
Annual depreciation rates (weighted average) - %	7.00%
Opening balance	R$ 1,438
Total cost	6,552	3,161
Cumulative depreciation	R$ (3,621)	R$ (1,723)